Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 66,731	$ 38,000
Accounts receivable, net of allowance for doubtful accounts	268,433	276,590
Other current assets	44,959	56,552
Derivative financial assets	3,161	36,542
Total Current Assets	383,284	407,684
Property, plant and equipment:
Crude oil and natural gas properties (full cost method)	1,511,682	1,322,904
Other capital assets	9,546	10,685
Property, plant and equipment	1,521,228	1,333,589
Other long-term assets	5,945	21,154
Right-of-use assets	24,996	20,556
Deferred income tax asset	133,023	154,998
Total Assets	2,068,476	1,937,981
Current liabilities
Accounts payable	385,670	398,482
Current portion of long-term debt	80,600	80,600
Derivative financial liabilities		10,421
Current portion of lease liabilities	12,087	13,664
Total Current Liabilities	478,357	503,167
Long-term debt	105,429	178,916
Asset retirement obligation	125,452	114,662
Lease liabilities	14,333	9,262
Deferred income tax liability	117,556	55,361
Total Liabilities	841,127	861,368
Shareholders' Equity
Share capital - authorized unlimited common shares, no par value Issued and outstanding: December 31, 2023 - 202 million shares; December 31, 2022 - 217 million shares	2,692,053	2,837,329
Paid-in capital	44,499	50,457
Accumulated deficit	(1,207,862)	(1,509,832)
Accumulated other comprehensive loss	(301,341)	(301,341)
Total Shareholders' Equity	1,227,349	1,076,613
Total Liabilities & Shareholders' Equity	2,068,476	1,937,981
Commitments and Contingencies